Financing Receivables (Details 7) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Unpaid principal balance (contractual obligation from customer)	$ 215	$ 0
Charge-offs and payments applied	87	0
Book value	128	0
Related allowance	20	0
Value after allowance	108	0
Estimated collateral value	108	0
Total charge-offs, payments applied, and allowance (coverage)	$ 107	$ 0
Coverage % (coverage divided by unpaid principal balance)	50.00%	0.00%